Financial instruments and related disclosures - Fair Values of Derivatives Held (Details) € in Millions, £ in Millions	Dec. 31, 2025 GBP (£) EUR (€)	Dec. 31, 2024 GBP (£) EUR (€)
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	£ 0	£ 1
Non-current derivative financial liabilities	(67)	0
Current derivative financial assets	121	109
Current derivative financial liabilities	(75)	(192)
Derivatives classified as held for trading, assets	15	75
Derivatives classified as held for trading, liabilities	(54)	(35)
Total derivative instruments, assets	121	110
Total derivative instruments, liabilities	(142)	(192)
Non-current: | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	0	1
Non-current derivative financial liabilities	£ 0	£ 0
Non-current: | Derivatives classified as held for trading | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	0	35
Non-current: | Net investment hedges: | Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	807	0
Hedging instrument, assets	£ 0	£ 0
Hedging instrument, liabilities	£ (24)	£ 0
Non-current: | Cash flow hedges: | Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	743	0
Hedging instrument, assets	£ 0	£ 0
Hedging instrument, liabilities	£ (42)	£ 0
Non-current: | Cash flow hedges: | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	849	0
Hedging instrument, assets	£ 0	£ 0
Hedging instrument, liabilities	£ 0	£ 0
Non-current: | Fair value hedges: | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	849	0
Hedging instrument, assets	£ 0	£ 0
Hedging instrument, liabilities	(1)	0
Current:
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	106	35
Hedging instrument, liabilities	(88)	(157)
Current: | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	15	73
Current derivative financial liabilities	(54)	(35)
Current: | Embedded and other derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	0	1
Current derivative financial liabilities	£ 0	£ 0
Current: | Derivatives classified as held for trading | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	9,884	8,676
Current: | Net investment hedges:
Disclosure of detailed information about financial instruments [line items]
Notional value	14,720	13,206
Hedging instrument, assets	£ 106	£ 35
Hedging instrument, liabilities	£ (21)	£ (157)
Option contract | Current: | Net investment hedges:
Disclosure of detailed information about financial instruments [line items]
Notional value | €	1,000	1,250